1
Portfolio of Investments March 31, 2026
International Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.6%
1175766793 COMMON STOCKS - 96.6%
BRAZIL - 1.3%
975,883 Vale S.A., Sponsored ADR $ 15,526,299
TOTAL BRAZIL 15,526,299
CANADA - 3.5%
182,658 Agnico Eagle Mines Ltd 37,075,921
78,241 Nutrien Ltd 5,906,180
TOTAL CANADA 42,982,101
CHINA - 1.1%
857,900 Alibaba Group Holding Ltd 13,447,140
TOTAL CHINA 13,447,140
FRANCE - 14.3%
296,598 Accor S.A. 14,225,781
979,603 Alstom S.A. 28,014,894
156,994 Capgemini SE 18,525,047
233,389 Publicis Groupe S.A. 19,317,488
477,810 Societe Generale S.A. 34,888,200
664,093 Technip Energies NV 28,062,933
104,573 Thales S.A. 30,665,522
TOTAL FRANCE 173,699,865
GERMANY - 10.3%
52,442 Allianz SE 22,147,222
253,672 BASF SE 15,623,752
477,379 Deutsche Post AG. 25,161,169
290,548 Fresenius Medical Care AG. 13,166,919
238,118 Infineon Technologies AG. 10,802,490
46,420 SAP SE 7,913,801
127,292 Siemens AG. 31,012,673
TOTAL GERMANY 125,828,026
HONG KONG - 4.4%
10,755,000 Hang Lung Properties Ltd 12,034,751
1,841,299 Prudential plc 25,599,784
1,198,500 Techtronic Industries Co Ltd 15,916,352
TOTAL HONG KONG 53,550,887
JAPAN - 18.9%
786,000 FUJIFILM Holdings Corp 14,977,732
986,600 Japan Airlines Co Ltd 16,107,628
397,685 Komatsu Ltd 15,836,042
1,306,024 Mabuchi Motor Co Ltd 13,157,331
1,052,600 Mitsubishi Electric Corp 34,427,473
1,571,800 NIDEC CORP 19,959,052
867,100 Seven & i Holdings Co Ltd 11,662,183
53,800 SMC Corp 21,159,435
692,000 Sompo Holdings, Inc 26,938,339
1,185,400 Sumitomo Mitsui Trust Group, Inc 37,762,839
821,300 Toyota Motor Corp 17,072,637
TOTAL JAPAN 229,060,691
NETHERLANDS - 7.1%
206,197 Heineken NV 15,860,328
1,996,155 ING Groep NV 51,813,541
239,268 NN Group NV 18,685,851
TOTAL NETHERLANDS 86,359,720
SINGAPORE - 1.7%
1,234,832 Oversea-Chinese Banking Corp Ltd 21,149,892
TOTAL SINGAPORE 21,149,892
SOUTH AFRICA - 1.5%
424,447 Anglo American plc 18,223,883
TOTAL SOUTH AFRICA 18,223,883

Portfolio of Investments March 31, 2026
(continued)
International Value
2
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
SHARES DESCRIPTION VALUE
SOUTH KOREA - 0.9%
67,180 Hyundai Motor Co $ 10,511,902
TOTAL SOUTH KOREA 10,511,902
SWEDEN - 0.9%
1,786,246 (a) Electrolux AB, Class B 11,338,286
TOTAL SWEDEN 11,338,286
SWITZERLAND - 5.7%
11,083 Barry Callebaut AG. 19,490,507
199,485 DSM-Firmenich AG. 14,267,975
921,045 UBS Group AG. 35,985,229
TOTAL SWITZERLAND 69,743,711
TAIWAN - 2.1%
441,000 Taiwan Semiconductor Manufacturing Co Ltd 25,505,025
TOTAL TAIWAN 25,505,025
UNITED KINGDOM - 10.9%
6,262,879 Barclays plc 32,776,680
600,629 Diageo plc 11,170,026
3,351,680 Melrose Industries plc 22,711,646
1,538,689 National Grid plc 25,973,223
8,713,518 Taylor Wimpey plc 10,349,216
4,753,979 Tesco plc 29,878,892
TOTAL UNITED KINGDOM 132,859,683
UNITED STATES - 12.0%
298,419 Axis Capital Holdings Ltd 30,262,671
733,401 GSK plc 20,201,882
59,227 Roche Holding AG. 23,636,953
252,311 Sanofi S.A. 24,365,615
995,790 Shell plc 46,120,072
14,973 Shell plc, ADR 1,392,489
TOTAL UNITED STATES 145,979,682
TOTAL COMMON STOCKS
(Cost $1,064,102,135) 1,175,766,793
TOTAL LONG-TERM INVESTMENTS
(Cost $1,064,102,135) 1,175,766,793
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%
16242373 REPURCHASE AGREEMENTS - 1.3%
$ 15,750,000 (b) Fixed Income Clearing Corporation 3 .600% 04/01/26 15,750,000
492,373 (c) Fixed Income Clearing Corporation 1 .060 04/01/26 492,373
TOTAL REPURCHASE AGREEMENTS
(Cost $16,242,373) 16,242,373
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,242,373) 16,242,373
TOTAL INVESTMENTS (Cost $ 1,080,344,508 ) - 97 .9% 1,192,009,166
OTHER ASSETS & LIABILITIES, NET -  2.1% 25,987,641
NET ASSETS - 100% $ 1,217,996,807
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $15,751,575 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $16,065,050.
(c) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $492,388 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $502,352.

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
International Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 126,148,789 $ 1,049,618,004 $ – $ 1,175,766,793
Short-Term Investments:
Repurchase Agreements – 16,242,373 – 16,242,373
Total $ 126,148,789 $ 1,065,860,377 $ – $ 1,192,009,166